CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Total revenue	$ 104,274	$ 74,726	$ 186,056	$ 132,412	$ 95,356
Cost of revenue
Total cost of revenue	26,146	20,830	44,590	37,038	29,259
Gross profit	78,128	53,896	141,466	95,374	66,097
Operating expenses
Research and development	19,877	14,893	33,331	24,358	19,965
General and administrative	15,400	6,474	17,678	9,680	7,474
Sales and marketing	48,978	33,513	80,514	58,607	46,831
Total operating expenses	84,255	54,880	131,523	92,645	74,270
Income (loss) from operations	(6,127)	(984)	9,943	2,729	(8,173)
Other expense, net:
Interest expense, net	(3,978)	(5,353)	(14,783)	(7,277)	(3,883)
Other, net	(716)	(94)	(459)	(610)	(1,365)
Total other expense, net	(4,694)	(5,447)	(15,242)	(7,887)	(5,248)
Loss before income taxes	(10,821)	(6,431)	(5,299)	(5,158)	(13,421)
Income tax (expense) benefit	(793)	(156)	(2,293)	1,985	2,614
Net loss	(11,614)	(6,587)	(7,592)	(3,173)	(10,807)
Net loss available to common shareholders	$ (11,614)	$ (19,177)	$ (28,721)	$ (26,791)	$ (32,404)
Net loss per share
Basic	$ (0.14)	$ (0.40)	$ (0.55)	$ (0.58)	$ (0.74)
Diluted	$ (0.14)	$ (0.40)	$ (0.55)	$ (0.58)	$ (0.74)
Weighted average shares outstanding
Basic	85,984,103	47,567,048	52,339,804	45,933,218	43,929,159
Diluted	85,984,103	47,567,048	52,339,804	45,933,218	43,929,159
Licenses
Revenue
Total revenue	$ 36,115	$ 25,577	$ 79,209	$ 54,395	$ 44,124
Cost of revenue
Total cost of revenue	2,398	2,197	4,561	4,278	4,293
Subscription
Revenue
Total revenue	48,056	31,276	71,007	49,364	29,930
Cost of revenue
Total cost of revenue	9,577	7,513	16,406	13,051	9,815
Service and other
Revenue
Total revenue	20,103	17,873	35,840	28,653	21,302
Cost of revenue
Total cost of revenue	$ 14,171	$ 11,120	$ 23,623	$ 19,709	$ 15,151